Biological Assets - Sensitivities and Impact of Changes in Significant Assumptions on the Fair Value of Biological Assets (Details) - Cannabis Production Facilities $ in Thousands	12 Months Ended
	Mar. 31, 2026 CAD ($) g $ / g	Mar. 31, 2025 CAD ($) $ / g g
Average selling price per gram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input | $ / g	6.41	6.61
Amount of reasonably possible increase in unobservable input | $ / g	1.00	1.00
Amount of reasonably possible decrease in unobservable input | $ / g	1.00	1.00
Increase (decrease) in fair value due to reasonably possible increase in unobservable input | $	$ 3,718	$ 3,401
Increase (decrease) in fair value due to reasonably possible decrease in unobservable input | $	$ (3,718)	$ (3,401)
Weighted average yield (grams per plant)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input | g	114.07	73.46
Amount of reasonably possible increase in unobservable input | g	5	5
Amount of reasonably possible decrease in unobservable input | g	5	5
Increase (decrease) in fair value due to reasonably possible increase in unobservable input | $	$ 1,436	$ 1,823
Increase (decrease) in fair value due to reasonably possible decrease in unobservable input | $	$ (1,436)	$ (1,823)
Cost per gram to complete production
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input | $ / g	1.09	1.40
Amount of reasonably possible increase in unobservable input | $ / g	0.25	0.25
Amount of reasonably possible decrease in unobservable input | $ / g	0.25	0.25
Increase (decrease) in fair value due to reasonably possible increase in unobservable input | $	$ (930)	$ (3,466)
Increase (decrease) in fair value due to reasonably possible decrease in unobservable input | $	$ 930	$ 3,466